INTEREST IN JOINT VENTURES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Cost of investment in joint ventures	$ 77,974	$ 80,474
Share of post-acquisition loss, net of dividends received	(25,416)	(18,656)
Reclassification to assets classified as held for sale	(83)	(7,258)
Carrying amount	$ 52,475	$ 54,560